STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                             PHILADELPHIA, PA 19103
                                 (215) 564-8000


Direct Dial: (215) 564-8067
                                 April 19, 2001

FILED VIA EDGAR
---------------

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  Filer:      Buffalo Funds
           Series:     Buffalo Science & Technology Fund
           File Nos.:  811-10303; 333-56018
           ---------------------------------------------


Dear Sir or Madam:

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Pre-Effective Amendment No. 1 under the 1933 Act to the Registration Statement of the Fund which was filed with the Securities and Exchange Commission electronically on April 12, 2001. The Fund became effective on April 16, 2001.

          Please direct any questions or comments relating to this certification to me at the above phone number.

                                                     Very truly yours,


                                                     /s/ Diane J. Drake
                                                     ---------------------------
                                                     Diane J. Drake


cc:      Guy Cooke
         Michael P. O'Hare